Consolidated Statements of Operations - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0
OPERATING EXPENSES
Salaries and Consulting fees	407,905	240,000
Professional fees	101,970	85,190
Other selling, general and administrative	39,598	31,280
Total Operating Expenses	549,473	356,470
LOSS FROM OPERATIONS	(549,473)	(356,470)
OTHER INCOME (EXPENSES)
Income from derivative liability	905,940	1,911,637
Interest expense (including amortization of debt discounts of $111,141 and $70,629, respectively)	(521,923)	(375,008)
Total Other Income (Expenses)	384,017	1,536,629
INCOME (LOSS) BEFORE INCOME TAXES	(165,456)	1,180,159
INCOME TAX EXPENSE	0	0
NET INCOME (LOSS)	$ (165,456)	$ 1,180,159
Net income (loss) per common share, Basic	$ (0.00)	$ 0.00
Net income (loss) per common share, Diluted	$ (0.00)	$ 0.00
Weighted average shares outstanding, Basic	1,537,070,989	528,202,354
Weighted average shares outstanding, Diluted	1,537,070,989	528,202,354